Lease (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Text Block [Abstract]
Schedule of supplemental balance sheet information related to leases
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Operating lease cost	54,732	16,540
Short-term lease cost	13,618	3,648
Total	68,350	20,188

Schedule of supplemental balance sheet information related to leases
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Operating Leases
Operating lease right-of-use assets	105,551	60,354
Operating lease liabilities, current portion	35,817	21,307
Operating lease liabilities, non-current portion	59,824	30,000
Weighted-average remaining lease term - operating leases	3.16 years	3.52 years
Weighted-average discount rate - operating leases	4.37%	4.80%

Schedule of non-cancellable operating lease rentals
Twelve months ending June 30,	RMB’000

2023	23,060
2024	22,362
2025	5,731
2026	2,991
Total lease payment	54,144
Less: imputed interest	2,837

Total	51,307